Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents are comprised of the following:

	As of December 31,
In thousands of USD	2022	2023
Cash at bank and in hand	58,083	29,367
Short-term deposits	13,496	6,116
Total Cash and cash equivalents	71,579	35,483